Acquisition of Navios Containers - Lease Future Amortization Income (Details) - USD ($) $ in Thousands	Aug. 25, 2021	Mar. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Within One Year		$ (126,710)
Year Two		(52,501)
Year Three		(20,431)
Year Four		(12,462)
Year Five		(11,445)
Year Six		(941)
Total	$ (6,529)	$ (224,490)